				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     9-30-09
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD    11-12-09
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          63
                                         -------------------

Form 13F Information Table Value Total:       $169,790 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       570         11,530    SH      OTHER       1              11,530
ADC TELECOM INC			    COM	      000886309       235         28,142    SH      OTHER       1              28,142
ASSOCIATED BANC CORP                COM       045487105       852         74,600    SH      OTHER       1              74,600
BALL CORP                           COM       058498106       295          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,298         57,846    SH      OTHER       1              57,846
BEMIS CO                            COM       081437105     3,091        119,310    SH      OTHER       1             119,310
BP PLC SPONS ADR                    COM       055622104     3,193         59,984    SH      OTHER       1              59,984
BRISTOL MYERS SQUIBB CO             COM       110122108       620         27,540    SH      OTHER       1              27,540
CATERPILLAR INC                     COM       149123101       216          4,200    SH      OTHER       1               4,200
CH ROBINSON WORLDWIDE INC	    COM       12541W209       629         10,900    SH      OTHER       1              10,900
CHEVRON CORPORATION                 COM       166764100       867         12,307    SH      OTHER       1              12,307
CONOCOPHILLIPS                      COM       20825C104     1,091         24,154    SH      OTHER       1              24,154
CORNING INC                         COM       219350105     2,184        142,650    SH      OTHER       1             142,650
DONALDSON INC                       COM       257651109     3,299         95,274    SH      OTHER       1              95,274
DU PONT E I DE NEMOURS & CO         COM       263534109       450         14,000    SH      OTHER       1              14,000
ECOLAB INC COM                      COM       278865100     2,284         49,415    SH      OTHER       1              49,415
ELI LILLY & CO.                     COM       532457108     1,286         38,945    SH      OTHER       1              38,945
EMERSON ELECTRIC                    COM       291011104     5,440        135,720    SH      OTHER       1             135,720
EXXON MOBIL CORP                    COM       30231G102     3,406         49,649    SH      OTHER       1              49,649
FASTENAL CO                         COM       311900104     2,005         51,810    SH      OTHER       1              51,810
FISERV				    COM	      337738108     1,410         29,250    SH      OTHER       1              29,250
G & K SVCS INC CL A                 COM       361268105       360         16,250    SH      OTHER       1              16,250
GENERAL ELECTRIC CORP               COM       369604103     3,675        223,834    SH      OTHER       1             223,834
GENERAL MLS INC                     COM       370334104     5,033         78,175    SH      OTHER       1              78,175
GRACO INC                           COM       384109104     3,118        111,870    SH      OTHER       1             111,870
HAWKINS INC                         COM       420261109       350         15,000    SH      OTHER       1              15,000
HOME DEPOT INC                      COM       437076102     2,823        105,975    SH      OTHER       1             105,975
HONEYWELL INTERNATIONAL INC         COM       438516106     3,526         94,905    SH      OTHER       1              94,905
HORMEL FOODS CORP                   COM       440452100     3,137         88,325    SH      OTHER       1              88,325
INTEL CORP                          COM       458140100     2,149        109,800    SH      OTHER       1             109,800
INTL. BUSINESS MACHINES CORP        COM       459200101     1,938         16,205    SH      OTHER       1              16,205
JOHNSON & JOHNSON                   COM       478160104     4,686         76,951    SH      OTHER       1              76,951
JP MORGAN CHASE & CO                COM       46625H100       656         14,973    SH      OTHER       1              14,973
KIMBERLY-CLARK CORP                 COM       494368103     1,441         24,424    SH      OTHER       1              24,424
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    11,126        302,329    SH      OTHER       1             302,329
MERCK & CO INC                      COM       589331107     1,158         36,600    SH      OTHER       1              36,600
MICROSOFT CORP                      COM       594918104       924         35,930    SH      OTHER       1              35,930
MMM CO                              COM       88579Y101     4,917         66,630    SH      OTHER       1              66,630
MTS SYS CORP                        COM       553777103       586         20,075    SH      OTHER       1              20,075
PATTERSON COS INC                   COM       703395103     2,529         92,825    SH      OTHER       1              92,825
PENTAIR INC                         COM       709631105     3,188        108,000    SH      OTHER       1             108,000
PFIZER INC                          COM       717081103     1,965        118,752    SH      OTHER       1             118,752
PRINCIPAL FINANCIAL GROUP           COM       74251V102     1,768         64,550    SH      OTHER       1              64,550
PROCTER & GAMBLE COMPANY            COM       742718109     1,065         18,385    SH      OTHER       1              18,385
SCHLUMBERGER LTD                    COM       806857108     3,493         58,600    SH      OTHER       1              58,600
ST JUDE MED INC                     COM       790849103       716         18,350    SH      OTHER       1              18,350
STRATASYS INC			    COM	      862685104       465         27,100    SH      OTHER       1              27,100
SURMODICS INC                       COM       868873100       316         12,850    SH      OTHER       1              12,850
TARGET CORP                         COM       87612E106     5,541        118,702    SH      OTHER       1             118,702
TCF FINANCIAL                       COM       872275102     1,963        150,550    SH      OTHER       1             150,550
TECHNE CORP                         COM       878377100     2,174         34,750    SH      OTHER       1              34,750
TORO CO                             COM       891092108       556         13,975    SH      OTHER       1              13,975
UNITED PARCEL SVC INC               COM       911312106     2,442         43,250    SH      OTHER       1              43,250
US BANCORP                          COM       902973304     3,664        167,630    SH      OTHER       1             167,630
VALSPAR CORP                        COM       920355104     4,537        164,925    SH      OTHER       1             164,925
VERIZON COMMUNICATIONS              COM       92343V104     1,484         49,016    SH      OTHER       1              49,016
WALGREEN CO			    COM       931422109       648         17,300    SH      OTHER       1              17,300
WALT DISNEY CO			    COM       254687106     1,735         63,175    SH      OTHER       1              63,175
WELLS FARGO & CO                    COM       949746101     4,485        159,141    SH      OTHER       1             159,141
WESTERN UNION CO                    COM       959802109     1,228         64,900    SH      OTHER       1              64,900
XCEL ENERGY INC                     COM       98389B100       963         50,050    SH      OTHER       1              50,050
ZIMMER HLDGS INC                    COM       98956P102     2,645         49,485    SH      OTHER       1              49,485

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    31,896        845,823    SH      SOLE                      845,823




GRAND TOTALS                                              169,790      4,993,561                                    4,993,561